UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended March 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     RH Capital Associates LLC

Address:  139 West Saddle River Road
          Saddle River, New Jersey  07458


13F File Number: 28-6196

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Horwitz
Title:  Managing Member
Phone:  (201) 258-2400


Signature, Place and Date of Signing:

/s/ Robert Horwitz           Saddle River, New Jersey          May 12, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  15

Form 13F Information Table Value Total: $58,210
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----
28-10537                      RH Capital Associates Number One, L.P.

                           FORM 13F INFORMATION TABLE



COLUMN 1                  COLUMN 2  COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6       COL 7          COLUMN 8
                                                                                 INVESTMENT
                           TITLE                VALUE     SHARES/  SH/  PUT/     DISCRETION      OTHER       VOTING AUTHORITY
NAME OF ISSUER            OF CLASS  CUSIP      (x$1000)   PRN AMT  PRN  CALL    SOLE   SHARED    MGRS     SOLE     SHARED    NONE
--------------            --------  -----      --------   -------  ---  ----    ----   ------    ----     ----     ------    ----
ABERCROMBIE & FITCH CO    CL A      002896207    5241      89900   SH           27420   62480    (1)      27420     62480
AMERICAN INTL GROUP INC   COM       026874107    5221      79000   SH                   79000    (1)                79000
APPLIED FILMS CORP        COM       038197950     473      24323   SH            7296   17027    (1)       7296     17027
CENTEX CORP               COM       152312104    3106      50100   SH           35100   15000    (1)      35100     15000
DST SYS INC DEL           COM       233326107    7173     123800   SH           49700   74100    (1)      49700     74100
EXPEDIA INC DEL           COM       30212P105     821      40510   SH                   40510    (1)                40510
GENCORP INC               COM       368682100     931      45300   SH           13590   31710    (1)      13590     31710
JARDEN CORP               COM       471109108    1642      50000   SH                   50000    (1)                50000
MCGRAW HILL COS INC       COM       580645109   14105     244800   SH           73440  171360    (1)      73440    171360
MIRANT CORP NEW           COM       60467R100    2500     100000   SH           30000   70000    (1)      30000     70000
NEKTAR THERAPEUTICS       COM       640268108    6114     300000   SH          100000  200000    (1)     100000    200000
PRECISION DRILLING TR     TR UNIT   740215108    5339     165103   SH                  165103    (1)               165103
TALISMAN ENERGY INC       COM       87425E103    2499      47000   SH           14100   32900    (1)      14100     32900
TYCO INTL LTD NEW         COM       902124106    2150      80000   SH                   80000    (1)                80000
GAMMON LAKE RES INC       COM       364915108     895      50000   SH           15000   35000    (1)      15000     35000





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